Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Related Party Transaction	As of December 31, 2015 and 2016, amounts due from a related party were as follow:

	December 31,
	2015	2016
Trade receivable:
Yunhu Times	$821	$2,247

Other receivable:
Yunhu Times	$66	$950

Purchase of Raw Materials and Sales of Mobile Phone Products
Schedule of Related Party Transaction

A summary of the purchase of raw materials and the sales of mobile phone products during the years ended December 31, 2015 and 2016 are as follows:

	2015	2016
Purchase of raw materials:
Yunhu Times	$127	$2,701

	2015	2016
Sales of mobile phone products:
Yunhu Times	$2,195	$3,649